Interest Income and Interest Expense	12 Months Ended
Dec. 31, 2019
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Interest Income and Interest Expense

Note 25 - Interest Income and Interest Expense

This item comprises interest accrued in the year by all financial assets and liabilities, interest income and expenses, whose implicit or explicit performance is measured by applying the effective interest rate method, independently if these are measured at fair value, as well as the effects from accounting hedges, which are part of the interest income and expenses included in the Consolidated Statement of Income for the year.

a)	The composition of interest income and inflation-indexing for the years ended December 31, 2019, 2018 and 2017 is as follows:

	For the years ended December 31,
	2019			2018			2017
		Inflation			Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Investments under agreements to resell	4,996	(2)	4,994	4,988	—	4,988	6,643	2	6,645
Loans and receivables to banks	4,361	—	4,361	5,013	—	5,013	5,460	—	5,460
Commercial loans	850,212	119,461	969,673	816,193	115,468	931,661	872,416	68,729	941,145
Mortgage loans	202,945	107,352	310,297	196,598	107,364	303,962	188,094	59,149	247,243
Consumer loans	379,030	135	379,165	372,148	194	372,342	360,268	64	360,332
Financial investments	79,114	15,539	94,653	101,274	19,060	120,334	70,556	8,274	78,830
Other interest income	17,588	2,543	20,131	10,882	9,850	20,732	9,656	545	10,201
Gain (loss) from accounting hedges (*)	(9,634)	—	(9,634)	(19,715)	—	(19,715)	(3,527)	—	(3,527)
Totals	1,528,612	245,028	1,773,640	1,487,381	251,936	1,739,317	1,509,566	136,763	1,646,329

b)	For the years ended December 31, 2019, 2018 and 2017, the detail of the amount of interest and inflation-indexation adjustment expense is as follows:

	For the years ended December 31,
	2019			2018			2017
		Inflation			Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deposits and other demand liabilities	(52,181)	(220)	(52,401)	(49,536)	(141)	(49,677)	(72,732)	(139)	(72,871)
Obligations under repurchase agreements	(26,349)	—	(26,349)	(29,660)	(4)	(29,664)	(32,677)	—	(32,677)
Time deposits and other time liabilities	(369,048)	(8,560)	(377,608)	(370,206)	(15,528)	(385,734)	(420,190)	(13,047)	(433,237)
Interbank borrowings	(81,557)	—	(81,557)	(69,054)	(206)	(69,260)	(51,922)	(2,463)	(54,385)
Debt instruments issued	(212,346)	(130,127)	(342,473)	(199,420)	(122,832)	(322,252)	(210,104)	(72,780)	(282,884)
Other financial liabilities	(501)	—	(501)	(752)	—	(752)	(114)	—	(114)
Lease obligations	(5,034)	(92)	(5,126)	—	—	—	—	—	—
Other Interest expense	(79)	(3,227)	(3,306)	(397)	(4,292)	(4,689)	(556)	(1,962)	(2,518)
Gain (loss) from hedge accounting (*)	16,099	—	16,099	10,374	—	10,374	15,339	—	15,339
Totals	(730,996)	(142,226)	(873,222)	(708,651)	(143,003)	(851,654)	(772,956)	(90,391)	(863,347)

(1)

The inflation indexation adjustment is the result of changes in the Unidades de Fomento (“UF”). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.

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(*)   The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 28 “Net foreign exchange income (losses)”).